Revenue (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Revenue [Abstract]
Schedule of timing of revenue recognition

	Three Months Ended September 30,		Nine Months Ended September 30,	January 10, 2019 (Inception) to September 30,
(Amounts in US$'s)	2020	2019	2020	2019
Timing of revenue recognition:
Services and products transferred at a point in time	$1,941,239	$1,824,924	$7,056,659	$2,289,249
Services and products transferred over time	77,124	748,507	457,001	1,287,093
Total revenue	$2,018,363	$2,573,431	$7,513,660	$3,576,342

(Amounts in US$'s)	January 10, 2019 (Inception) to December 31, 2019
Timing of revenue recognition:
Services and products transferred at a point in time	$2,803,026
Services and products transferred over time	1,909,186
Total revenue	$4,712,212

Schedule of revenue by products and services

	Three Months Ended September 30,		Nine Months Ended September 30,	January 10, 2019 (Inception) to September 30,
(Amounts in US$'s)	2020	2019	2020	2019
Revenue by products and services:
Products	$1,726,425	$1,824,924	$6,298,041	$2,289,249
Services	291,938	748,507	1,215,619	1,287,093
Total revenue	$2,018,363	$2,573,431	$7,513,660	$3,576,342

(Amounts in US$'s)	January 10, 2019 (Inception) to December 31, 2019
Revenue by products and services:
Products	$2,702,410
Services	2,009,802
Total revenue	$4,712,212

Schedule of revenue by geography

	Three Months Ended September 30,		Nine months Ended September 30,	January 10, 2019 (Inception) to September 30,
(Amounts in US$'s)	2020	2019	2020	2019
Revenue by geography:
North America	$1,830,967	$2,466,473	$6,755,717	$2,669,728
International	187,396	106,958	757,943	906,614
Total revenue	$2,018,363	$2,573,431	$7,513,660	$3,576,342

(Amounts in US$'s)	January 10, 2019 (Inception) to December 31, 2019
Revenue by geography:
North America	$3,476,977
International	1,235,235
Total revenue	$4,712,212

Schedule of contract liabilities related to contract with customers
(Amounts in US$'s)	Total
Balance at December 31, 2019	$302,815
Increase	7,643
Balance at September 30, 2020	$310,458